FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 6: — FINANCIAL INSTRUMENTS

a.Financial risk management objectives and policies:

The Group’s operations are exposed to various financial risks, such as market risk (mainly foreign currency risk), credit risk and liquidity risk.

1.	Foreign currency risk:

Transactional foreign currency exposures represent risks associated with financial assets or liabilities denominated in currencies other than the functional currency of the transacting entity.

The Group operates primarily in Spain, the Palestinian Authority, the US, Luxembourg, Israel, and Canada and has an exchange rate risk as it earns revenue in EUR or in Canadian Dollar (“CAD”) and incurs fixed expenses in New Israeli Shekel (“NIS”), CAD and EUR, which differs from its functional currency.

As of December 31, 2025, the Group had excess financial and lease liabilities over financial assets denominated in currencies other than USD in total amount of $1,687 (as of December 31, 2024 the Company had excess financial and lease liabilities over financial assets denominated in currencies other than USD in total amount of $882). Transaction exposures arise in the normal course of business.

The Company monitors transactional foreign currency risks, including currency position and future expected exposures. The Group uses non-designated hedges to mitigate the risks, mainly associated with foreign currency risk of changes in NIS for the Israeli Subsidiary.

The impact on the Company’s loss before taxes on income due to changes in the carrying amount of monetary assets and liabilities resulting from reasonably possible changes in NIS and EUR exchange rates, with all other variables held constant, is not material.

2.	Credit risk:

The Group holds cash and cash equivalents, short-term bank deposit, short-term investments and user funds with various financial institutions and third-party payment service providers. Its policy is to spread its investments among various institutions. In accordance with this policy, the Group invests its funds with stable financial institutions.

The Company consistently monitors trade balances that are past due, and accordingly has recognized specifically allocated provision for doubtful accounts in an amount equal to the lifetime expected credit loss associated with each outstanding past due balance.

3.	Liquidity risk:

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations arising from its financial liabilities that are settled by delivering cash or other financial assets.

Liquidity risk is managed on a group-wide basis. The Company’s approach to managing liquidity is to ensure it will have sufficient liquidity to meet its financial liabilities when due, including obtaining additional capital from investors and credit lines from banks and financial institutions.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments (including interest payments):

NOTE 6: — FINANCIAL INSTRUMENTS (Cont.)

December 31, 2025:

	Less than one year	1 to 2 years	2 to 3 years	more than 3 years	Total
Trade payables	$5,103	$—	$—	$—	$5,103
User accounts	2,884	—	—	—	2,884
Accrued expenses and other payables	3,039	—	—	—	3,039
Lease liabilities	751	653	424	995	2,823
	$11,777	$653	$424	$995	$13,849

December 31, 2024:

	Less than one year	1 to 2 years	2 to 3 years	more than 3 years	Total
Trade payables	$2,731	$—	$—	$—	$2,731
User accounts	4,494	—	—	—	4,494
Accrued expenses and other payables	3,631	—	—	—	3,631
Lease liabilities	668	345	3	—	1,016
	$11,524	$345	$3	$—	$11,872

Changes in liabilities arising from financing activities:

					Total
					liabilities
					arising
				Payable for	from
	Warrants	Lease	Contingent	acquisition of	financing
	liabilities	liabilities	consideration	subsidiary	activities
Balance as of January 1, 2024	$1,485	$1,299	$6	$—	$2,790
Business combination	—	350	—	629	979
Lease termination	—	(30)	—	—	(30)
Modification	—	32	—	—	32
Changes in fair value	965	—	(6)	110	1,069
Cash flows	—	(629)	—	—	(629)
Revaluation recognized in OCI	—	(15)	—	—	(15)
Currency revaluations	—	(53)	—	(26)	(79)
Balance as of December 31, 2024	2,450	954	—	713	4,117
New lease	—	1,098	—	—	1,098
Lease termination	—	(18)	—	—	(18)
Modification	—	818	—	—	818
A decrease in acquisition-related payable (see Note 5)	—	—	—	(505)	(505)
Changes in fair value	(227)	—	—	(100)	(327)
Cash flows	—	(704)	—	—	(704)
Revaluation recognized in OCI	—	27	—	—	27
Currency revaluations	—	197	—	31	228
Balance as of December 31, 2025	$2,223	$2,372	$—	$139	$4,734

b.Fair value:

The carrying amounts of cash and cash equivalents, user funds, trade receivables, short-term bank deposit, short-term investments, other receivables, trade payables, user accounts and other payables approximate their fair values due to the short-term maturities of such instruments.

NOTE 6: — FINANCIAL INSTRUMENTS (Cont.)

The fair value of the contingent payments recorded as part of business combinations was estimated using a valuation method based mainly on the current fair value and standard deviation of the Company’s Ordinary share, as well as on certain other management estimations of the probability of meeting certain performance indicators.

The following table presents the fair value measurement hierarchy for the Company’s financial instruments assets and liabilities carried at fair value:

As of December 31, 2025:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$—	$67	$—	$67
Liabilities measured at fair value:
Other current payables- shares payable	$(36)	$—	$—	$(36)
Warrants liabilities	$(2,223)	$—	$—	$(2,223)

As of December 31, 2024:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$—	$27	$—	$27
Liabilities measured at fair value:
Other current payables - hedge instruments	$—	$(8)	$—	$(8)
Other current payables- shares payable	$(237)	$—	$—	$(237)
Warrants liabilities	$(2,450)	$—	$—	$(2,450)

There were no transfers from Level 1 to Level 2 during the reporting periods.